ORGANIZATION AND CAPITAL MANAGEMENT - Reconciliation of the Corporation's Capital (Details) - USD ($) $ in Millions	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Management Commentary Explanatory [Line Items]
Financial assets	$ 41,335		$ 33,281
Other financial assets	17,730		12,468
Accounts receivable and other	18,928		18,469
Inventory	10,360		10,272
Assets classified as held for sale	5,917		3,502
Equity accounted investments	41,327		40,698	$ 33,647
Investment properties	96,782		96,686	84,309
Property, plant and equipment	100,009		89,264
Intangible assets	24,658		27,710	18,762
Goodwill	14,714		14,550	$ 8,815
Deferred income tax assets	3,338		3,572
Accounts payable and other	(50,682)	$ (50,682)	(43,077)
Liabilities associated with assets classified as held for sale	(2,359)		(1,690)
Deferred income tax liabilities	(15,913)		(14,849)
Subsidiary equity obligations	(3,699)		(4,132)
Net Assets Before Common Equity in Managed Investments	271,043		260,221
Corporation's Capital	271,043		260,221
Financial liabilities	193,217		184,231
Non-recourse borrowings of managed entities	139,324		136,292
Equity	122,642		116,846
Non-controlling interest - preferred equity	230
Non-controlling interests
Management Commentary Explanatory [Line Items]
Equity	86,804		81,833
Preferred shares | Preferred equity
Management Commentary Explanatory [Line Items]
Equity	4,145		4,145
Non-controlling interest - preferred equity			81,833
Preferred shares | Non-controlling interests
Management Commentary Explanatory [Line Items]
Equity	5,889		5,276
Common shares | Non-controlling interests
Management Commentary Explanatory [Line Items]
Equity	80,915		76,557
Common shares | Common equity
Management Commentary Explanatory [Line Items]
Equity	31,693		30,868
Corporate borrowings
Management Commentary Explanatory [Line Items]
Financial liabilities	9,077		7,083
Cash And Cash Equivalents1 [Member]
Management Commentary Explanatory [Line Items]
Financial assets	9,933		6,778
The Corporation
Management Commentary Explanatory [Line Items]
Other financial assets	3,809		2,722
Accounts receivable and other	3,632		1,629
Inventory	2		0
Assets classified as held for sale	0		0
Equity accounted investments	5,361		5,281
Investment properties	17		0
Property, plant and equipment	122		79
Intangible assets	285		124
Goodwill	368		328
Deferred income tax assets	2,159		2,477
Accounts payable and other	(5,134)		(4,870)
Liabilities associated with assets classified as held for sale	0		0
Deferred income tax liabilities	(414)		(279)
Subsidiary equity obligations	(77)		(41)
Net Assets Before Common Equity in Managed Investments	11,413		8,257
Common Equity in Managed Investments	33,732		33,839
Corporation's Capital	45,145		42,096
The Corporation | Preferred shares | Preferred equity
Management Commentary Explanatory [Line Items]
Equity	4,145		4,145
Non-controlling interest - preferred equity	230		0
The Corporation | Common shares | Common equity
Management Commentary Explanatory [Line Items]
Equity	31,693		30,868
The Corporation | Corporate borrowings
Management Commentary Explanatory [Line Items]
Financial liabilities	9,077		7,083
The Corporation | Cash And Cash Equivalents1 [Member]
Management Commentary Explanatory [Line Items]
Financial assets	1,283		807
Managed Investments
Management Commentary Explanatory [Line Items]
Other financial assets	13,921		9,746
Accounts receivable and other	17,401		17,002
Inventory	10,358		10,272
Assets classified as held for sale	5,917		3,502
Equity accounted investments	35,966		35,417
Investment properties	96,765		96,686
Property, plant and equipment	99,887		89,185
Intangible assets	24,373		27,586
Goodwill	14,346		14,222
Deferred income tax assets	1,179		1,095
Accounts payable and other	(47,653)		(38,369)
Liabilities associated with assets classified as held for sale	(2,359)		(1,690)
Deferred income tax liabilities	(15,499)		(14,570)
Subsidiary equity obligations	(3,622)		(4,091)
Net Assets Before Common Equity in Managed Investments	259,630		251,964
Common Equity in Managed Investments	0		0
Corporation's Capital	259,630		251,964
Non-recourse borrowings of managed entities	139,324		136,292
Managed Investments | Preferred shares | Preferred equity
Management Commentary Explanatory [Line Items]
Equity	0		0
Non-controlling interest - preferred equity	86,574
Managed Investments | Common shares | Common equity
Management Commentary Explanatory [Line Items]
Equity	33,732		33,839
Managed Investments | Corporate borrowings
Management Commentary Explanatory [Line Items]
Financial liabilities	0		0
Managed Investments | Cash And Cash Equivalents1 [Member]
Management Commentary Explanatory [Line Items]
Financial assets	8,650		5,971
Elimination
Management Commentary Explanatory [Line Items]
Accounts receivable and other	(2,105)		(162)
Accounts payable and other	2,105		(162)
Common Equity in Managed Investments	(33,732)		(33,839)
Corporation's Capital	(33,732)		(33,839)
Elimination | Common shares | Common equity
Management Commentary Explanatory [Line Items]
Equity	$ (33,732)		$ (33,839)